Investment in Preferred Securities (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, par value		$ 0.0001			$ 0.0001
Redemption of preferred stock					43
Proceeds from sale of preferred securities		$ 50,000			$ 50,000.00
Stock redeemed during period, shares		43	23		43
Cash proceeds preferred securities			$ 30,000.00		$ 50,000.00
Shares converted			410,001
Sale of stock, value	$ 24,300,000			$ 24,300,000
Proceeds from issuance of sale of equity			$ 1,100,000
Proceeds from sale of other receivables			300,000
Redemptions and sales of shares recognized loss			$ 300,000
Preferred Stock [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Stock redeemed during period, shares			23		43
Preferred ADTX Stock [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Shares converted			829
Net proceeds			$ 600,000
Preferred ADTX Stock [Member] | Institutional Investor [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Sale of stock			605
Sale of stock, value			$ 500,000
Series B Warrants [Member] | Aditxt Inc [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, shares issued	1,875			1,875
Preferred stock, par value		$ 800			$ 800
Series B Convertible Preferred Stock [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, shares issued		30,808	27,134		30,808
Preferred stock, par value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Estimated fair value and carrying value	$ 6,700,000
Stock redeemed during period, shares		244			244
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Shares converted			3,198
Series B Convertible Preferred Stock [Member] | Aditxt Inc [Member]
InvestmentInPreferredSecuritiesLineItems [Line Items]
Preferred stock, shares issued		1,875			1,875
Preferred stock, par value	$ 800			$ 800
Estimated fair value and carrying value	$ 1,500,000				$ 1,500,000
Voting rights	The investment represents less than 20% of the voting interests in ADTX, and the Company does not have the ability to exercise significant influence or control over ADTX.